Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DBP Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate as at December 31	5.24%	5.25%
Expected long-term rate of return on plan assets	6.29%	6.51%
Rate of compensation increase	3.39%	3.52%
Health care cost trend increase as at December 31	0.00%	0.00%
Discount rate during the year	5.25%	4.84%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate as at December 31	5.36%	5.43%
Expected long-term rate of return on plan assets	5.80%	6.05%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.40%	4.53%
Discount rate during the year	5.43%	4.96%
Health care cost trend rate assumed for next fiscal year	6.60%
Remaining period until health care cost trend rate reaches ultimate trend rate	10 years